PROSPECTUS SUPPLEMENT

December 23, 2015

for

Flexible Solutions® VUL III • Executive Benefits VUL • Flexible Solutions® VUL Gold •

Flexible Solutions® VUL • Park Avenue Life — Millennium Series® •

Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium Series® •

Park Avenue Variable Universal Life (VUL) — Millennium Series® •

Park Avenue Variable Universal Life (VUL) — 97 Form • Park Avenue Life (PAL) 95 •

Park Avenue Life (PAL) 97 • SelectGuard • Value Plus

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated May 1, 2015 for Flexible Solutions® VUL III issued through the Guardian Separate Account N;
(ii)	the Prospectus dated May 1, 2015 for Executive Benefits VUL issued through The Guardian Separate Account N;
(iii)	the Prospectus dated April 30, 2014, as supplemented, for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;
(iv)	the Prospectus dated May 1, 2008, as supplemented, for Flexible Solutions® VUL issued through The Guardian Separate Account N;
(v)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Life — Millennium Series® issued through The Guardian Separate Account K;
(vi)	the Prospectus dated May 1, 2008, as supplemented, for Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium Series® issued through The Guardian Separate Account N;
(vii)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Variable Universal Life (VUL) — Millennium Series® issued through The Guardian Separate Account N;
(viii)	the Prospectus dated May 1, 2001, as supplemented, for Park Avenue Variable Universal Life (VUL) — 97 Form issued through The Guardian Separate Account M;
(ix)	the Prospectus dated April 30, 2012, as supplemented, for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;
(x)	the Prospectus dated April 30, 2012, as supplemented, for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;
(xi)	the Prospectus dated May 1, 1998, as supplemented, for the SelectGuard Annual Premium Variable Life Insurance Policy issued through the Guardian Separate Account C; and
(xii)	the Prospectus dated May 1, 2002, as supplemented, for the Value Plus single premium variable life insurance policy issued through the Guardian Separate Account B.

Each of the variable life products listed above offers one or more of the following funds of the RS Variable Products Trust as an underlying investment option: RS Large Cap Alpha VIP Series; RS Small Cap Growth Equity VIP Series; RS International VIP Series; RS Emerging Markets VIP Series; RS Investment Quality Bond VIP Series; RS Low Duration Bond VIP Series; RS High Yield VIP Series; and RS S&P 500 Index VIP Series (collectively, the “RS Funds”). Subject to regulatory, boards of trustees and shareholders approvals, the following changes will take place regarding the investment management of the RS Funds.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

RS Investments anticipates recommending to the Board of Trustees of RS Variable Products Trust that each of the RS Funds reorganize into a corresponding, newly-formed fund within the Victory family of funds with similar investment objectives, strategies, and risks (each, an “Acquiring Fund”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) except that RS Investments anticipates that it will recommend that RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise, and RS S&P 500 Index VIP Series reorganize into an Acquiring Fund managed by Compass EMP, an existing Victory Capital investment franchise. The reorganizations are subject to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST

RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED

WITH THE PROSPECTUS FOR FUTURE REFERENCE.